Mineral properties	6 Months Ended
Jun. 30, 2026
Mineral Properties
Mineral properties

3.	Mineral properties

The Company’s mineral properties consist of exploration stage interests located in Ontario, Canada and Nevada, USA.

Changes in the project carrying amounts for the six months ended June 30, 2026 and June 30, 2025, are summarized as follows:

	December 31,		June 30,
	2025	Additions, net	2026
	$	$	$
Excelsior Springs	4,791,780	–	4,791,780
Laird Lake	42,835	–	42,835
Forester	–	2,296,707	2,296,707
	4,834,615	2,296,707	7,131,322
Elimination of cumulative translation adjustment	–	–	778,690
Total	4,834,615	2,296,707	7,910,012

	December 31,		June 30,
	2024	Additions	2025
	$	$	$
Excelsior Springs	7,840,981	–	7,840,981

Exploration and evaluation costs expensed on the projects consisted of the following:

	Excelsior	Laird
	Springs	Lake	Total
Six months ended June 30, 2026	$	$	$
Assays and sampling	–	92,611	92,611
Field	–	32,396	32,396
Drilling	–	1,237,382	1,237,382
Geological and consulting (Note 6)	–	580,758	580,758
Other	–	50,000	50,000
	–	1,993,147	1,993,147
Less: Recovery of costs	–	(200,000)	(200,000)
	–	1,793,147	1,793,147

	Excelsior	Laird
	Springs	Lake	Total
Six months ended June 30, 2025	$	$	$
Geological and consulting	431,615	–	431,615
	431,615	–	431,615

Excelsior Springs

In 2021, the Company acquired 100% of Nubian USA from Carlton Precious Inc. (formerly Nubian Resources Ltd.) (the “Seller”). Nubian USA holds full ownership of the mining claims comprising the Excelsior Springs Prospect (the “Property”) located in Esmerelda County, Nevada.

The Seller retained a 1% Net Smelter Returns (NSR) Royalty on the claims sold to the Company. One-half (0.5%) of the NSR Royalty may be purchased by the Company for $500,000. An additional one-half (0.5%) of the NSR Royalty may be purchased by the Company at fair market value.

In 2022 and 2024, the Company collectively acquired a 100% interest in the Fortunatus and Prout patented lode mining claims in Esmeralda County, Nevada as part of the Excelsior Springs Project, and a 100% interest in certain claims known as the Blue Dick Mine, together with certain technical data relating to the mining claims. Total consideration paid by the Company for these transactions was $295,272 (US$230,000) and a 3% NSR.

On May 28, 2025, the Company entered into an option agreement with Mammoth Minerals Limited (Mammoth) granting Mammoth an option to earn an 80% interest in the Excelsior Springs project. In consideration of the option, Mammoth has paid the Company $178,253 (AUD$200,000) in cash, and 32,000,000 common shares with a fair value of $2,839,872 (US$2,059,520), which was recognized as a reduction to mineral properties totaling $3,018,125 (US$2,187,635). A 1% net smelter return royalty will also be provided to the Company on certain claims comprising the Property.

Mammoth is also required to incur not less than US$5,000,000 in exploration expenditures by May 2030. If Mammoth successfully earns its 80% interest, the parties will form a joint venture partnership that provides the Company with a 20% free-carried interest until a Definitive Feasibility Study is published.

Laird Lake and Oneman Lake Projects

In 2024, the Company entered into a Definitive Agreement with Libra Lithium Corp., (“Libra”) as assigned by Bounty Gold Corp., (“Bounty Gold”) for an option to acquire a 100% interest in the Oneman Lake project, near Kenora, Ontario, and the Laird Lake project, near Red Lake, Ontario. The Company can acquire the projects for cash and common share consideration (which may be accelerated at the Company’s option or settled in a combination of cash of common shares) as follows:

•	$50,000 by August 19, 2025 (paid, cash of $25,000 and issued 500,000 common shares with a fair value of $25,000);
•	$50,000 by August 19, 2026 (paid cash of $50,000);
•	$50,000 by August 19, 2027;
•	$50,000 by August 19, 2028; and
•	$1,000,000 in cash by August 19, 2029, or alternatively:
•	75% in cash and 25% in common shares, for a total payment of $1,250,000;
•	50% in cash and 50% in common shares, for a total payment of $1,500,000;
•	25% in cash and 75% in common shares, for a total payment of $1,750,000.

Upon completion of the above obligations by the Company, Bounty Gold will retain a 2% NSR on the Properties, of which 1% may be purchased by the Company for $1,000,000 at any time.

On February 20, 2026, the Company entered into an exploration agreement with Wabauskang First Nation (“WFN”) to promote a cooperative and mutually respectful relationship concerning the Laird Lake project situated in the Red Lake Gold District of Ontario, or any other additional mining claims or properties in which Athena may acquire an interest, located within the WFN’s traditional territory. The Company issued 10,101 common shares at a fair value of $6,000 (Note 4).

Following a strategic review of the Company’s portfolio and the prioritization of the Forester project, the Company has elected to allow the Oneman Lake claims to lapse to focus its capital and technical resources on higher priority assets, namely Laird Lake and Forester. There was $nil capitalized to mineral properties in relation to Oneman, therefore, no impairment has been recognized on the project.

Forester Gold Project

On March 12, 2026, the Company acquired a 100% interest in the Forester Gold Project located in Northwestern Ontario, Canada, through the acquisition of a private British Columbia holding company, Last Bounty Gold Corp., (“Last Bounty”) by way of a Share Purchase Agreement executed on February 25, 2026. Pursuant to the agreement, the Company issued 4,242,429 common shares at a price of $0.54 per share for a total fair value of $2,310,000 (Note 4), less $13,293 in cash reimbursements from Last Bounty. The Property is subject to an existing 2% NSR royalty payable to arm’s length third party vendors. The Company will have the right to purchase one-half of the royalty (reducing it to 1%) for $2,000,000, adjusted for inflation.

Last Bounty had no material assets, liabilities, or expenses on the acquisition date and accordingly the acquisition by the Company has been accounted for as an asset acquisition in accordance with the guidance provided in IFRS 2, Share-based Payments and IFRS 3, Business Combinations through the issuance of common shares by the Company for the net assets of Last Bounty. Accordingly, no goodwill or intangible assets were recorded with respect to the acquisition as it does not constitute a business. The fair value of the consideration paid by the Company was entirely attributable to mineral properties.